Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
Prospectus Date	rr_ProspectusDate	Sep. 28, 2024
Sterling Capital Focus Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STERLING CAPITAL FOCUS EQUITY ETF

(the “Fund”)

LCG

A series of Northern Lights Fund Trust IV (the “Trust”)

Shares of the Fund are traded on NYSE Arca

Supplement dated January 31, 2025 to the Prospectus, Summary Prospectus and Statement of
Additional Information (“SAI”) of the Fund dated September 28, 2024

Effective immediately, environmental, social and governance (“ESG”) factors are not considered as part of the Fund’s investment process. Therefore, all references to ESG are removed from the Fund’s Prospectus, Summary Prospectus and SAI.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

You should read this Supplement in conjunction with the Fund's Prospectus, SAI and Summary Prospectus dated September 28, 2024, which provide information that you should know about the Fund before investing. The Fund's Prospectus, SAI and Summary Prospectus have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798 (toll-free).